Shareholder Report, Line Graph (Details)	6 Months Ended	132 Months Ended
	Jan. 31, 2025	Jul. 31, 2025
Sand P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	S&P 500 Index
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average	Dow Jones Industrial Average